Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - Level 3 - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Transfers to level 3	kr (1)	kr (10,649)
Transfers from level 3		5,275
Debt securities issued
Disclosure of detailed information about financial instruments
Transfers to level 3		(10,649)
Transfers from level 3		6,534
Derivatives
Disclosure of detailed information about financial instruments
Transfers to level 3	kr (1)
Transfers from level 3		kr (1,259)